Personnel expenses - FTE (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expenses
Research and development	474.8	349.7	213.0
Selling, general and administrative	442.4	264.4	119.5
Number of FTE	917.2	614.1	332.5